As filed with the Securities and Exchange Commission on May 18, 2018
File No. 033-03920/811-04615

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 77	☒

HARTFORD HLS SERIES FUND II, INC.

(Exact Name of Registrant as Specified in Charter)

690 Lee Road, Wayne, PA 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road

Wayne, PA 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (Date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (Date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 18th day of May 2018.

HARTFORD HLS SERIES FUND II, INC.

By: /s/ James E. Davey

James E. Davey

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	May 18, 2018
James E. Davey

/s/ Amy N. Furlong	Treasurer	May 18, 2018
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

*	Director	May 18, 2018
Hilary E. Ackermann

*	Director	May 18, 2018
Robin C. Beery

*	Director	May 18, 2018
Lynn S. Birdsong

*	Director	May 18, 2018
Christine R. Detrick

*	Director	May 18, 2018
Duane E. Hill

*	Chairman of the Board and Director	May 18, 2018
William P. Johnston

*	Director	May 18, 2018
Phillip O. Peterson

*	Director	May 18, 2018
Lemma W. Senbet

*	Director	May 18, 2018
David Sung

/s/ Thomas R. Phillips		May 18, 2018
* By Thomas R. Phillips

Attorney-in-fact

*Pursuant to Power of Attorney (previously filed)

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document